Advances to suppliers net (Tables)	12 Months Ended
Sep. 30, 2023
Advances to suppliers net
Schedule of advance to suppliers
	As of	As of
	September 30,	September 30,
	2023	2022
Advances to suppliers:
Lishui Zhelin Trading Co., Ltd	$53,405,200	$7,289,180
Jingning Liannong Trading Co., Ltd	20,231,750	16,761,798
Qingyuan Nongbang Mushroom Industry Co., Ltd	15,417,317	12,521,949
Zhongjin Boda (Hangzhou) Industrial Co., Ltd	10,964,912	-
Ningbo Runcai Supply Chain Management Co., Ltd	10,279,605	-
Ningbo Caixiang Trading Co., Ltd.	-	4,372,934
Others	6,048,353	7,691,001
Total	$116,347,137	$48,636,862
Less: allowance for doubtful accounts	(3,176)	(3,258)
Advances to suppliers, net	$116,343,961	$48,633,604